UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22594

Hatteras GPEP Fund II, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Capital Investment Management, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT

Better Capital PCC Ltd.	BCAP LN	N/A	February 19, 2013

Proposal 1: Subject to and conditional upon the approval thereof by the holders of the 2012 Shares in the capital of the Company(“2012 Shareholders”) at the Extraordinary General Meeting of the 2012 Shareholders immediately preceding this Extraordinary General Meeting, to approve the adoption of the proposed investment policy set out in the circular to shareholders in the Company dated 11 February 2013(the “circular”) as the Investment policy of the 2012 Cell(as defined in the Circular) to the exclusion of all previous investment policies of the 2012 Cell and the consequent amendments to the investment policy and the partnership agreement relating to Fund II ( as defined in the circular)

					Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 1: Resolution on the appropriation of retained profit	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 2: Resolution on the ratification of the actions of the members of the Board of Management for financial year 2011/2012	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 3: Resolution on the ratification of the actions of the members of the Supervisory Board for financial year 2011/2012	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 4: The Supervisory Board proposes that KPMG AG Wiitschaftsprilftulgsgesellschaft Frankfurt am Main, be appointed as auditors for financial year 2012/2013	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 5: By-election to the Supervisory Board — Mr. Wilken Frelherr von Hodenberg	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 6: Resolution on amendments to the Supervisory board remuneration	Board of Directors	Yes	For	For Mgt

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 7: Resolution on the conversion of bearer shares into registered shares and corresponding changes to the	Board of Directors	Yes	For	For Mgt

Articles of Association and amendments to Annual Meeting resolutions

Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 7, 2013	Proposal 8: Resolution on amendments to the Articles of Association in respect of renaming of the Federal Gazette and the submission of data by electronic means	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 1: To receive the report of the Directors and the financial statements for the year ended 31 Dec 2012, together with the report of the independent auditor thereon	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 2: To approve the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 3: To declare a dividend of 23.0p per share	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 4: To re-elect Mr. P Gale as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 5: To re-elect Mr. R Brooman as a Director	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 6: To re-appoint Deloitte LLP as independent Auditor to the Company	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 7: To authorize the Directors to determine the Independent Auditor’s remuneration	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 8: To renew the Company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 9: To renew the Company’s authority to issue shares under section 551 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 10: To renew the Company’s authority to issue shares under sections 570 and 573 of the Companies Act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 11: To authorize the Company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

HgCapital Trust PLC Ord	HGT LN	N/A	April 8, 2013	Proposal 12: To approve new Articles of Association	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 1: Annual Report and Accounts	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 2: Remuneration Report	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 3: Election of Stephen Duckett	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 4: Re-election of Andrew Sykes	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 5: Re-election of Lynn Fordham	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 6: Re-election of Charles Sinclair	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 7: Re-appointment of Ernst & Young LLP as Auditors	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 8: Authority for Directors to determine the Auditor’s remuneration	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 9: Authority to allot shares	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 10: Holding general meetings on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 11: Disapplication of pre-emption rights	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 12: Authority to purchase own shares	Board of Directors	Yes	For	For Mgt

SVG Capital PLC Ord	SVI LN	N/A	March 15, 2013	Proposal 13: Adoption of new Articles of Association	Board of Directors	Yes	For	For Mgt

Dinamia Capital Privado Ord	DIN SM	N/A	September 6, 2012

Proposal 1:  PLEASE NOT THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Motion by the Requiring Shareholders for the distribution of an extraordinary dividend to be charged against the share premium account or to take

					Shareholder	Yes	Against	For Mgt

the legal form so determined at the Meeting in the amount of EUR 1.78 per share

Dinamia Capital Privado Ord	DIN SM	N/A	September 6, 2012

Proposal 2: Motion by the Board of Directors for the distribution of an extraordinary dividend to be charged against the share premium account in the amount of EUR 1 per share, conditional upon the rejection of the motion submitted by the Requiring Shareholders for the distribution of an extraordinary dividend with a charge against the share premium account or taking legal form so determined at the Meeting in the amount of EUR 1.78 per share, as set forth in the preceding agenda item

					Board of Directors	Yes	For	For Mgt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly  caused  this  report  to be  signed  on its  behalf by the undersigned,  thereunto duly authorized.

Registrant	Hatteras GPEP Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 30, 2013